Big 4 Funds

Big 4 OneFund

SUMMARY PROSPECTUS
September 19, 2014

Investor Class Shares (FOUIX)
Institutional Class Shares (FOURX)

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at http://www.theworldfundstrust.com. You may also obtain this information at no cost by calling 1-800-673-0550. The fund’s Prospectus and Statement of Additional Information, both dated September 19, 2014, are incorporated by reference into this Summary Prospectus.

Investment Objective

The Big 4 OneFund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None	None

Redemption Fee	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares	Institutional Class Shares

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	None
Other Expenses(1)	1.68%	1.68%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%

Total Annual Fund Operating Expenses	2.69%	2.44%

Fee Waivers and/or Expense Reimbursements(2)	(1.68%)	(1.68%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(2)	1.01%	0.76%

(1)	Estimated for the Fund’s initial fiscal year.

(2)
Chicago Partners Investment Group, LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.75% of the average daily net assets of the Fund. This expense limitation agreement may be terminated by the Adviser or the Trust at any time after January 31, 2016. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations in effect and the expense reimbursement is made within three years after the year in which the Adviser incurred the expense.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The one and three year numbers shown below reflect the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Investor Class Shares	$103	$1,275
Institutional Class Shares	$78	$599

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

Under normal market conditions, the Fund will invest in the securities of other investment companies (including exchange-traded funds (“ETFs”), closed-end funds, and business development companies (“BDCs”)), master limited partnerships (“MLPs”), and real estate investment trusts (“REITs”). Many MLPs operate pipelines transporting crude oil, natural gas, and other petroleum products along with associated facilities. The other investment companies (or underlying funds) which the Fund may invest in may, in turn, invest in equity securities and debt securities without regard to capitalization and credit quality and may invest in foreign securities, including emerging markets securities. The Fund may also invest directly in equity securities and debt securities. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible bonds and warrants. Debt securities in which the Fund may invest include U.S. government and agency debt and U.S. corporate debt without regard to market capitalization or credit ratings as determined by any of the credit rating agencies.

Chicago Partners Investment Group, LLC (the “Adviser”) allocates assets among the various investments in order to gain exposure across multiple unique and complementary asset classes. The Fund’s investments in MLPs and REITs is limited to no more than 25% of its total assets.

In selecting investments for the Fund, the Adviser may analyze the historical returns produced by various asset classes and investment styles to determine an appropriate set of strategic targets for the Fund. These targets reflect an equity bias, sound diversification and judicious portfolio management strategies. The Adviser will periodically (typically, on a monthly basis) rebalance the Fund’s asset allocation targets when it believes it is necessary to do so.

The Adviser sells or reduces the Fund’s position in a security (1) when it approaches the Adviser’s estimate of its fair value, (2) when the Adviser’s estimates of its future earnings and cash flow growth change, or (3) when the facts or the analysis surrounding the reason to originally put the security in the Fund’s portfolio have changed.

Principal Risks

Common Stock Risks. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Management Risks. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of a company’s worth is not realized in the expected time frame, the Fund’s overall performance may suffer.

Risks of Investing in Other Investment Companies and Underlying Funds. The Fund will incur higher and duplicative expenses when it invests in mutual funds, exchange-traded funds (“ETFs”), and REITs (see the separate discussion below on risks related to REITs). There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund, ETF, or REIT, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying funds or index on which the ETF or index mutual fund or other vehicle is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs, mutual funds and other vehicles incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of these investment vehicles, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Style Risks. The Fund may invest in underlying funds that use growth- and/or value-oriented investing styles, or other styles. If the underlying fund’s portfolio manager incorrectly assesses the growth potential of companies in which the fund invests, the securities purchased may not perform as expected, reducing the underlying fund’s return and ultimately reducing the Fund’s return, or causing it to lose money on the investment. With respect to underlying value funds, the market may not agree with a value manager’s determination that the fund’s portfolio stocks are undervalued, and the prices of such portfolio securities may not increase to what the Adviser believes are their full value. They may even decrease in value.

Small and Mid-Capitalization Company Risks. To the extent the Fund invests directly or in other investment companies that invest in smaller companies including micro-cap, small-cap, mid-cap it will be subject to additional risks. Less seasoned companies often involve greater volatility than investing in larger more established companies and these securities may be less liquid that other securities.

Foreign Securities Risks. The Fund may invest directly in foreign securities and in underlying funds that invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that Fund or underlying funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risks. The Fund may invest directly in fixed income securities or in underlying funds that invest in fixed income securities, which are subject to a number of risks. For example, the issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate. To the extent the Fund invests in high-yield securities rated below investment grade (“junk bonds”) it may experience a lower rate of return as those securities are subject to higher credit risks and are less liquid than other fixed income securities.

Business Development Companies (“BDCs”) Risks. BDCs are closed-end funds that help provide capital to small- and mid-size businesses that do not have access to traditional sources of funding. BDCs invest in private companies and thinly traded securities of public companies, including debt instruments of such companies. Generally, little public information exists for private and thinly traded companies. Less mature and smaller private companies involve greater risk than well-established larger publicly-traded companies. Shares of BDCs are publicly traded on an exchange just like the stock of public companies. A BDC’s gains and losses may be magnified through the use of leverage. This may increase the risk associated with these securities. BDCs generally depend on the ability to access capital markets, raise cash, acquire suitable investment and monitor and administer those investments in order to maintain their status as a BDC. A failure to do so may adversely affect the value of the BDCs’ shares.

Master Limited Partnerships (“MLPs”) Risks. Master limited partnerships are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund. To the extent that an MLP’s interests are all in a particular industry (such as the energy sector), the MLP will be negatively impacted by economic events adversely impacting that industry.

Real Estate Investment Trusts (“REITs”) Risks. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs are subject to management fees and other expenses, and so when the Fund invests in REITs it will bear its proportionate share of the costs of the REIT’s operations. REITS are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for the tax-free pass-through of income under the Internal Revenue Code and to maintain their exemption from registration under the 1940

Act. Additionally, distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital. Generally, dividends received by the Fund from REIT shares and distributed to the Fund’s shareholders will not constitute “qualified income dividends” eligible for reduced tax rates applicable to qualified dividend income; therefore, the tax rate applicable to that portion of the dividend income attributable to REIT shares held by the Fund that shareholders of the Fund will receive will be taxed at a higher rate than dividends eligible for reduced tax rate application to qualified dividend income.

Warrants Risks. The Fund may invest in warrants. A warrant gives the Fund the right to buy a stock and specifies the amount of the underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Convertible Securities Risks. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Preferred Securities Risks. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

New Fund Risk. The Fund is a new mutual fund and has a limited history of operations.

New Adviser Risk. The investment adviser has not previously managed a mutual fund.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.theworldfundstrust.com or by calling toll-free (800) 673-0550.

Investment Adviser

Chicago Partners Investment Group, LLC is the investment adviser to the Fund.

Portfolio Managers

Mr. Jim Hagedorn, CFA, Founder, President and CEO of the Adviser, has served as the Portfolio Manager to the Fund since its inception in September, 2014.

Mr. John Nicholas, Managing Director of the Adviser, has served as the Portfolio Manager to the Fund since its inception in September, 2014.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange is open for regular trading through a financial advisor, by mail (Big 4 OneFund, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235), by wire, or by telephone at 1-800-673-0550. Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into the Fund is $1,000 and $2,500, respectively, for the Investor Class Shares and Institutional Class Shares. Subsequent investments must be in amounts of $1,000 for each class. The Fund may waive minimums for purchases or exchanges through employer-sponsored retirement plans.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.